Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Committee’s typical practice is to grant equity awards to our officers during the first or second quarter of each year. We do not engage in the practice of timing grants with the release of material non-public information. In 2025, we did not grant stock options or other stock-based compensation other than Common Stock, RSUs and PRSUs.

Award Timing Method	The Committee’s typical practice is to grant equity awards to our officers during the first or second quarter of each year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee’s typical practice is to grant equity awards to our officers during the first or second quarter of each year. We do not engage in the practice of timing grants with the release of material non-public information. In 2025, we did not grant stock options or other stock-based compensation other than Common Stock, RSUs and PRSUs.

MNPI Disclosure Timed for Compensation Value	false